Office Lease - Right of Use Asset And Lease Liability (Tables)	12 Months Ended
Jul. 31, 2021
Summary of Right-of-use-asset
Right-of-use-asset
Balance at July 31, 2020	$-
Addition	49,475
Amortization	(2,474)
Balance at July 31, 2021	$47,001

Summary of changes in the lease liability
Lease liability
Balance at July 31, 2020	$-
Addition	49,475
Lease payment - base rent portion	(2,132)
Lease liability - accretion expense	1,456
Balance at July 31, 2021	48,799
Current portion	7,466
Long-term portion	$41,333

Schedule of future lease payments (base rent portion) under lease obligations
Future lease payments (base rent portion only)
Fiscal 2022 (August 1, 2021 to July 31, 2022)	$12,792
Fiscal 2023 (August 1, 2022 to July 31, 2023)	12,956
Fiscal 2024 (August 1, 2023 to July 31, 2024)	13,612
Fiscal 2025 (August 1, 2024 to July 31, 2025)	14,104
Fiscal 2026 (August 1, 2025 to April 29, 2026)	10,578
Total undiscounted lease payments	$64,042
Less: imputed interest	(15,243)
Lease liability as at July 30, 2021	$48,799